Average Annual Total Returns	12 Months Ended	60 Months Ended	79 Months Ended	120 Months Ended	138 Months Ended	188 Months Ended	219 Months Ended	241 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CIBC Atlas Disciplined Equity Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes), CIBC Atlas Disciplined Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%				10.88%
CIBC Atlas Disciplined Equity Fund | Institutional Class Shares, CIBC Atlas Disciplined Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	11.70%	10.33%		13.05%				10.52%
CIBC Atlas Disciplined Equity Fund | Institutional Class Shares, CIBC Atlas Disciplined Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.25%	8.53%		11.67%				9.38%
CIBC Atlas Disciplined Equity Fund | Institutional Class Shares, CIBC Atlas Disciplined Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.30%	7.99%		10.63%				8.73%
CIBC Atlas Mid Cap Equity Fund | Russell 3000 Index (reflects nodeductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%	12.84%
CIBC Atlas Mid Cap Equity Fund | Russell Mid-Cap Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%		12.49%	11.24%
CIBC Atlas Mid Cap Equity Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	2.25%	4.34%		8.75%	8.66%
CIBC Atlas Mid Cap Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.24%)	2.77%		7.83%	7.85%
CIBC Atlas Mid Cap Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.07%	3.31%		7.12%	7.11%
CIBC Atlas Income Opportunities Fund | S&P 500 Index (“S&P Index”) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%	13.46%
CIBC Atlas Income Opportunities Fund | Bloomberg U.S. Government/Credit Index (“Bloomberg Index”) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.88%	(0.59%)		2.16%	2.07%
CIBC Atlas Income Opportunities Fund | Blended 60/40 S&P Index/Bloomberg Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.52%	8.37%		9.85%	9.01%
CIBC Atlas Income Opportunities Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	7.24%	6.66%		9.06%	7.56%
CIBC Atlas Income Opportunities Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.08%	5.18%		7.91%	6.45%
CIBC Atlas Income Opportunities Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.06%	4.94%		7.11%	5.85%
CIBC ATLAS ALL CAP GROWTH FUND | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%			10.45%
CIBC ATLAS ALL CAP GROWTH FUND | Russell 3000 Growth Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.15%	14.59%		17.59%			12.98%
CIBC ATLAS ALL CAP GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.18%	8.98%		13.83%			9.92%
CIBC ATLAS ALL CAP GROWTH FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.79%	7.22%		11.53%			8.43%
CIBC ATLAS ALL CAP GROWTH FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.59%	6.78%		10.80%			7.95%
CIBC ATLAS EQUITY INCOME FUND | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%		14.59%		13.77%
CIBC ATLAS EQUITY INCOME FUND | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.67%	10.28%		12.23%		11.56%
CIBC ATLAS EQUITY INCOME FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.23%	9.11%		10.98%		10.42%
CIBC ATLAS EQUITY INCOME FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.85%	7.85%		9.74%		9.43%
CIBC ATLAS INTERNATIONAL GROWTH FUND | MSCI ACWI ex-US Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.11%	8.46%	10.18%
CIBC ATLAS INTERNATIONAL GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	26.10%	6.06%	8.67%
CIBC ATLAS INTERNATIONAL GROWTH FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.01%	5.84%	8.48%
CIBC ATLAS INTERNATIONAL GROWTH FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.73%	4.78%	6.97%